UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly reporting period from
December 1, 2020 through December 31, 2020

Commission File Number of issuing entity: 333-75276
Central Index Key Number of issuing entity: 0001163321

CAPITAL ONE MULTI-ASSET EXECUTION TRUST
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)

Commission File Number of issuing entity: 000-25762
Central Index Key Number of issuing entity: 0000922869

CAPITAL ONE MASTER TRUST
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-75276-01
Central Index Key Number of depositor: 0001162387

CAPITAL ONE FUNDING, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001514949
CAPITAL ONE BANK (USA), NATIONAL
ASSOCIATION
(Exact name of sponsor as specified in its charter)

Eric Bauder
Director, Capital Markets
703-720-3148

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	New York (State or other jurisdiction of incorporation or organization of the issuing entity)
c/o Capital One Funding, LLC 1600 Capital One Drive Room 27907A McLean, VA 22102 (Address of principal executive offices of issuing entity)	c/o Capital One Funding, LLC 1600 Capital One Drive Room 27907A McLean, VA 22102 (Address of principal executive offices of issuing entity)

804-284-2500 (Telephone number, including area code)	804-284-2500 (Telephone number, including area code)

Not Applicable (I.R.S. Employer Identification No.)	Not Applicable (I.R.S. Employer Identification No.)

N/A (Former name, former address, if changed since last report)	N/A (Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X      No ___

PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information
Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

In June 2019, a putative class-action complaint was filed in the United States District Court for the Eastern District of New York (Cohen et al. v. Capital One Funding, LLC et al. (No. 19-03479 (E.D.N.Y. June 12, 2019)) against Capital One Funding, LLC (the “Transferor”), Capital One Master Trust (“COMT” or the “Master Trust”) and Capital One Multi-asset Execution Trust (“COMET” or the “Issuing Entity”), each of which is an affiliate of Capital One Bank (USA), National Association (the “Bank”) and each of which has acted as a special purpose entity in the COMT/COMET securitization issuance platform sponsored by the Bank. The Bank of New York Mellon Corporation, as trustee of the Master Trust, and Deutsche Bank Trust Company Delaware, as owner trustee of the Issuing Entity, are also named as defendants. The complaint seeks to expand the United States Court of Appeals for the Second Circuit’s decision in Madden v. Midland Funding, LLC, 786 F.3d 246 (2d Cir. 2015), cert. denied, 136 S.Ct. 2505 (June 27, 2016), which found that the federal preemption of state usury law that is generally applicable to national banks did not apply to non-bank assignees if the assignee was not acting on behalf of a national bank or if application of the state usury law did not significantly interfere with a national bank’s exercise of its federal banking powers. The complaint alleged that the securitization of credit card receivables violated New York’s civil usury law and that the defendants, as non-bank entities, are not entitled to the benefit of federal preemption of state usury law. Sales of credit card receivables by the Bank to the Transferor, and by the Transferor to the Master Trust or the Issuing Entity are distinguishable from the material facts presented in the Madden case in significant respects, and accordingly, the bank-affiliate defendants argued for the dismissal of the claims in their entirety. On September 28, 2020, the Court granted the defendants’ motion to dismiss with prejudice, ruling that the facts in the Cohen case were distinguishable from those at issue in Madden, and that New York's usury law was preempted. The Court went on to determine that the application of New York usury law would significantly interfere with the national bank’s right to sell and securitize loans. On October 28, 2020 the plaintiffs filed an appeal with the United States Court of Appeals for the Second Circuit, which was dismissed with prejudice by the Second Circuit on December 2, 2020, following plaintiffs' withdrawal of the appeal.

ITEM 10 - Exhibits

Exhibit 99.1    Monthly Series 2002-CC Certificateholders’ Statement

Exhibit 99.2    Card Series Schedule to Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: January 15, 2021

CAPITAL ONE MULTI-ASSET EXECUTION TRUST
(Issuing Entity)

CAPITAL ONE MASTER TRUST
(Issuing Entity)

By:	CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION
(Servicer)

By:	/s/ Jeremy Potts
Name:	Jeremy Potts
Title:	Vice President, Assistant Controller

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